UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:       June 30, 2004

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     WoodTrust Asset Management, N.A.
Address:  181 2nd Street South
          P.O. Box 8000
          Wisconsin Rapids, WI 54495-8000

Form 13F File No:   28-10000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Linda L. Bender
Title:         Vice President/Personal Trust Officer
Phone:         (715) 422-0210
Signature, Place, and Date of Signing:


/s/ Linda L. Bender   Wisconsin Rapids, Wisconsin   08/02/04
     (Signature)              (City/State)           (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None


                      FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       45

Form 13F Information Table Value Total:$  67,623
                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



                         WOODTRUST ASSET MANAGEMENT, N.A.
                              FORM 13F INFORMATION TABLE
                                  June 30, 2004

                                                                                       Voting Authority
                           Title            Value  Shares/  Sh/ Put/ Invstmt   Otr
Name of Issuer               of    Cusip     (x    Prn Amt  Prn Call Dscretn  Mgrs   Sole    Shared None
                           Class           $1,000)

ALTRIA GROUP INC.          COM    02209S103    984    19,658  SH      Sole             19,387    271    0
ALTRIA GROUP INC           COM    02209S103     60     1,200  SH      Other             1,200      0    0
AMGEN INC.                 COM     31162100  1,445    26,488  SH      Sole             26,252    236    0
AMGEN INC.                 COM     31162100     40       725  SH      Other               725      0    0
ANHEUSER-BUSCH COS INC.    COM     35229103  1,047    19,395  SH      Sole             19,115    280    0
ASHLAND INC.               COM     44204105    954    18,070  SH      Other            18,070      0    0
ASSOCIATED BANC-CORP       COM     45487105    383    12,936  SH      Sole             12,936      0    0
BERKSHIRE HATHAWAY INC     COM     84670207  3,422     1,158  SH      Sole              1,142     16    0
BRISTOL-MYERS SQUIBB CO.   COM    110122108    322    13,149  SH      Sole             13,149      0    0
CISCO SYSTEMS INC.         COM    17275R102    316    13,348  SH      Sole             13,348      0    0
CITIGROUP INC.             COM    172967101  1,504    32,354  SH      Sole             31,917    437    0
COCA-COLA COMPANY          COM    191216100  1,804    35,729  SH      Sole             35,291    438    0
COCA-COLA COMPANY          COM    191216100      8       150  SH      Other               150      0    0
DELL INC.                  COM    24702R101  1,046    29,205  SH      Sole             28,787    418    0
EMC CORPORATION            COM    268648102    139    12,233  SH      Sole             12,233      0    0
EMC CORPORATION            COM    268648102     11     1,000  SH      Other             1,000      0    0
EXXON-MOBIL CORPORATION    COM    30231G102  2,243    50,503  SH      Sole             49,972    531    0
EXXON-MOBIL CORPORATION    COM    30231G102     51     1,156  SH      Other             1,156      0    0
FIRST DATA CORP            COM    319963104  1,259    28,281  SH      Sole             27,925    356    0
GENERAL ELECTRIC COMPANY   COM    369604103  2,946    90,913  SH      Sole             89,981    932    0
GENERAL ELECTRIC COMPANY   COM    369604103    124     3,840  SH      Other             3,840      0    0
HOME DEPOT INC.            COM    437076102  1,896    53,875  SH      Sole             53,245    630    0
INTEL CORPORATION          COM    458140100  1,279    46,343  SH      Sole             45,896    447    0
INTEL CORPORATION          COM    458140100    105     3,800  SH      Other             3,800      0    0
JOHNSON & JOHNSON          COM    478160104    271     4,868  SH      Sole              4,868      0    0
JOHNSON & JOHNSON          COM    478160104     45       800  SH      Other               800      0    0
KIMBERLY-CLARK CORPORATION COM    494368103    233     3,539  SH      Sole              3,539      0    0
LEHMAN BROS. HOLDINGS      COM    524908100  1,416    18,813  SH      Sole             18,545    268    0
LOWES COMPANIES INC.       COM    548661107    986    18,759  SH      Sole             18,485    274    0
MARSHALL & ILSLEY CORP     COM    571834100  3,187    81,537  SH      Sole             80,951    586    0
MEDTRONIC INC.             COM    585055106  2,277    46,739  SH      Sole             46,135    604    0
MERCK & CO INC.            COM    589331107    266     5,598  SH      Sole              5,598      0    0
MICROSOFT CORPORATION      COM    594918104  1,405    49,207  SH      Sole             48,684    523    0
MICROSOFT CORPORATION      COM    594918104      4       144  SH      Other               144      0    0
NEXTEL COMMUNICATIONS      COM    65332V103    536    20,120  SH      Sole             19,828    292    0
PAYCHEX INC.               COM    704326107  1,285    37,928  SH      Sole             37,387    541    0
PEPSICO INC.               COM    713448108  1,375    25,523  SH      Sole             25,212    311    0
PEPSICO INC.               COM    713448108    124     2,300  SH      Other             2,300      0    0
PFIZER INC.                COM    717081103  2,364    68,964  SH      Sole             68,158    806    0
PFIZER INC.                COM    717081103     55     1,600  SH      Other             1,600      0    0
PROCTOR & GAMBLE COMPANY   COM    742718109  2,222    40,810  SH      Sole             40,218    592    0
PROCTOR & GAMBLE COMPANY   COM    742718109     87     1,600  SH      Other             1,600      0    0
QUALCOMM INC.              COM    747525103    670     9,178  SH      Sole              9,077    101    0
RENAISSANCE LEARNING INC.  COM    75968L105  4,461   198,964  SH      Sole            197,492  1,472    0
STORA ENSO CORPORATION     ADR    86210M106  3,089   227,464  SH      Sole            227,464      0    0
TIME WARNER INC.           COM    887317105  1,565    89,014  SH      Sole             87,799  1,215    0
TOYOTA MOTOR CORP.         ADR    892331307  1,140    13,964  SH      Sole             13,760    204    0
TYCO INTERNATIONAL LTD.    COM    902124106  1,205    36,363  SH      Sole             35,924    439    0
UNITEDHEALTH GROUP INC.    COM    91324P102  2,182    35,059  SH      Sole             34,535    524    0
WAL-MART STORES INC.       COM    931142103  1,615    30,612  SH      Sole             30,188    424    0
WAL-MART STORES INC.       COM    931142103     32       600  SH      Other               600      0    0
WALGREEN COMPANY           COM    931422109  1,112    30,696  SH      Sole             30,278    418    0
WASHINGTON MUTUAL INC.     COM    939322103  1,539    39,828  SH      Sole             39,271    557    0
WASTE MANAGEMENT INC.      COM    94106L109  2,275    74,217  SH      Sole             73,217  1,000    0
WELLS FARGO & COMPANY      COM    949746101  2,702    47,215  SH      Sole             46,585    630    0
WEYERHAEUSER COMPANY       COM    962166104    211     3,335  SH      Sole              3,335      0    0
WRIGLEY COMPANY            COM    982526105  1,112    17,636  SH      Sole             17,376    260    0
3M COMPANY                 COM    88579Y101  1,179    13,097  SH      Sole             12,924    173    0
3M COMPANY                 COM    88579Y101      8        86  SH      Other                86      0    0

REPORT SUMMARY                45           67,623

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